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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2008

Check here if Amendment |X|: Amendment Number: 1

This Amendment (Check only one): |X| is a restatement
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LONGVIEW ASSET MANAGEMENT, LLC (f/k/a LONGVIEW MANAGEMENT GROUP, LLC)
Address: 222 N. LASALLE STREET,
         #2000, CHICAGO, IL 60601

Form 13F File Number 28- 4651

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Angela Newhouse
Title: Investment Information Manager
Phone: 312-236-6300

Signature, Place, and Date of Signing:


/s/ Angela Newhouse            Chicago, Illinois            9/18/2008
-------------------              (City, State)                (Date)
    (Signature)

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
(If there are no entries in this list, omit this section.)

NONE

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                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Manager:

     0

Form 13F Information Table Entry Total:

     18

Form 13F Information Table Value Total:

     $ 3,652,770 (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

     NONE

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                               13F HOLDINGS REPORT
                                    6/30/2008

           COLUMN 1         COLUMN 2   COLUMN 3  COLUMN 4   COLUMN 5         COLUMN 6          COLUMN 7          COLUMN 8
                                                                                                             VOTING AUTHORITY

         NAME OF            TITLE OF                VALUE    SHRS OR    SH/  PUT/  INVESTMENT   OTHER
         ISSUER              CLASS      CUSIP    (X $1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
AETNA INC NEW               COM       00817Y108      3,588      88,538  SH           SOLE                    88,538
AMERICAN INTL GROUP INC     COM       026874107      1,869      70,657  SH           SOLE                    70,657
BAXTER INTL INC             COM       071813109        307       4,800  SH           SOLE                     4,800
BOEING CO                   COM       097023105        295       4,494  SH           SOLE                     4,494
DEVON ENERGY CORP NEW       COM       25179M103        697       5,800  SH           SOLE                     5,800
FISERV INC                  COM       337738108      2,039      44,950  SH           SOLE                    44,950
GENERAL DYNAMICS CORP       COM       369550108  2,808,034  33,349,563  SH           SOLE                33,349,563
GENERAL ELECTRIC CO         COM       369604103        697      26,097  SH           SOLE                    26,097
HONEYWELL INTL INC          COM       438516106        201       4,000  SH           SOLE                     4,000
HOSPIRA INC                 COM       441060100      1,003      25,000  SH           SOLE                    25,000
JP MORGAN CHASE & CO        COM       46625H100      6,762     197,107  SH           SOLE                   197,107
LABORATORY CORP AMER HLDGS  COM NEW   50540R409    450,690   6,472,643  SH           SOLE                 6,472,643
MEDIS TECHNOLOGIES LTD      COM       58500P107      8,012   2,370,285  SH           SOLE                 2,370,285
MICROSOFT CORP              COM       594918104      2,844     103,415  SH           SOLE                   103,415
MOODYS CORP                 COM       615369105    362,623  10,529,135  SH           SOLE                10,529,135
PETSMART INC                COM       716768106      2,149     107,736  SH           SOLE                   107,736
PROCTER & GAMBLE CO         COM       742718109        265       4,352  SH           SOLE                     4,352
US BANCORP DEL              COM NEW   902973304        695      24,898  SH           SOLE                    24,898
                                                 3,652,770  53,433,470                                   53,433,470